INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax	1,179,089	1,355,651	1,053,979
Deferred tax	(713,106)	(769,615)	204,217
Total	465,983	586,036	1,258,196

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income before income tax benefit	2,967,287	4,081,745	7,022,709
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	741,822	1,020,436	1,755,677
Effect of different tax rate of subsidiary operation in other jurisdiction	3,875	3,728	11,708
Effect of non-deductible expenses	63,070	75,881	64,841
Effect of preferential tax rate and tax exemption	(202,095)	(452,033)	(487,655)
Effect of enacted tax rate change of deferred tax assets/liabilities	(95,048)	248	1,125
Effect of research and development super-deduction	(47,846)	(69,802)	(106,515)
Effect of valuation allowance movement of deferred tax assets	2,205	7,578	19,015
Income tax expense	465,983	586,036	1,258,196

Schedule of the effect of preferential tax rates on the income per share

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2019	2020	2021
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	297,143	451,785	486,530
Income per share effect-basic	1.03	1.51	1.58
Income per share effect-diluted	0.99	1.47	1.51

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,628,214	1,263,699
Provision for accounts receivable and contract assets and financial assets receivable	34,889	34,889
Provision for loan losses	186,462	330,684
Depreciation of land use rights	—	14,162
Net operating loss carry forwards	22,785	37,376
Gross deferred tax assets	1,872,350	1,680,810
Valuation allowance on deferred tax assets	(9,783)	(28,798)
Total deferred tax assets	1,862,567	1,652,012
Uncollected revenues	(501,848)	(938,721)
Total deferred tax liabilities	(501,848)	(938,721)
Net deferred tax assets	1,360,719	713,291